Partnerships - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Feb. 28, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Accounts receivable, related parties, current		$ 1,138,000	$ 1,138,000	$ 0
Partnership Interest [Member] | General Motors [Member] | Joint Development Agreement [Member]
Research and development arrangement, Term of agreement	3 years
Partnership Interest [Member] | General Motors [Member] | Joint Development Agreement [Member] | Research and Development Arrangement [Member]
Accounts receivable, related parties, current		800,000	800,000
Partnership Interest [Member] | Research and Development Expense [Member] | General Motors [Member] | Joint Development Agreement [Member] | Research and Development Arrangement [Member]
Related party transaction, Other revenues from transactions with related party		800,000	5,900,000
Partnership Interest [Member] | Hyundai [Member]
Research and development arrangement, Outstanding receivable		0	0	$ 0
Partnership Interest [Member] | Hyundai [Member] | Research and Development Expense [Member]
Research and development arrangement, Contract to perform for others, Compensation earned		$ 300,000	$ 1,100,000